Business Combinations - Schedule of Patent Technology Recognized from the Acquisition of Darnatein (Details)	Dec. 31, 2023 USD ($)
DRT 101 [Member]
Schedule of Patent Technology Recognized from the Acquisition of Darnatein [Line Items]
Patent technology	$ 73,513,419